Average Annual Total Returns		12 Months Ended	13 Months Ended	44 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%		17.64%
Bloomberg Commodity Index Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Commodity Index Total Return Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		15.77%		(0.37%)
2xDailyCorn- Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	13.88%
2xDailyWheat- Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	13.88%
Teucrium Agricultural Strategy No K-1 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(5.83%)		(9.89%)
Performance Inception Date	May 16, 2022
Teucrium Agricultural Strategy No K-1 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(7.62%)		(14.29%)
Teucrium Agricultural Strategy No K-1 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(3.43%)		(8.63%)
Teucrium 2x Daily Corn ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(25.78%)	(19.75%)
Performance Inception Date	Dec. 12, 2024
Teucrium 2x Daily Corn ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(26.62%)	(20.66%)
Teucrium 2x Daily Corn ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(15.18%)	(15.32%)
Teucrium 2x Daily Wheat ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(37.91%)	(37.94%)
Performance Inception Date	Dec. 12, 2024
Teucrium 2x Daily Wheat ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(38.58%)	(38.61%)
Teucrium 2x Daily Wheat ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(22.32%)	(28.97%)